Unaudited Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands		Jun. 30, 2024 [1]	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill		$ 1,465,902	$ 1,418,707
Property, plant, and equipment		556,869	476,039
Vehicles under operating leases		69,512	70,223
Other non-current assets		27,581	9,733
Deferred tax asset		37,058	42,336
Other investments		2,285	2,414
Total non-current assets		2,159,207	2,019,452
Current assets
Cash and cash equivalents	[2]	668,911	768,264	$ 1,057,412	$ 973,877
Trade receivables		146,334	126,716
Trade receivables - related parties		38,242	61,026
Accrued income - related parties		34,135	152,605
Inventories		714,029	927,686
Current tax assets		14,261	12,657
Other current assets		226,706	214,228
Other current assets - related parties		2,904	9,576
Total current assets		1,845,522	2,272,758
Total assets		4,004,729	4,292,210
Equity
Share capital		(21,169)	(21,168)
Other contributed capital		(3,621,961)	(3,615,187)
Foreign currency translation reserve		49,446	25,639
Accumulated deficit		5,405,585	4,861,707
Total equity		1,811,901	1,250,991	$ 456,318	$ (89,931)
Non-current liabilities
Non-current contract liabilities		(59,651)	(63,153)
Deferred tax liabilities		(3,530)	(3,335)
Other non-current provisions		(97,798)	(103,608)
Other non-current liabilities		(51,896)	(127,423)
Earn-out liability		(15,764)	(155,402)
Non-current liabilities to credit institutions		(936,217)	0
Other non-current interest-bearing liabilities		(43,248)	(54,439)
Other non-current interest-bearing liabilities - related parties		(1,400,095)	(1,413,257)
Total non-current liabilities		(2,608,199)	(1,920,617)
Current liabilities
Trade payables		(80,967)	(92,441)
Trade payables - related parties		(404,233)	(275,704)
Accrued expenses - related parties		(198,970)	(446,038)
Advance payments from customers		(18,694)	(16,415)
Current provisions		(85,493)	(88,745)
Current liabilities to credit institutions		(1,539,331)	(2,026,665)
Current tax liabilities		(6,152)	(11,363)
Interest-bearing current liabilities		(16,857)	(19,547)
Interest-bearing current liabilities - related parties		(89,970)	(73,814)
Current contract liabilities		(51,093)	(74,879)
Class C Shares liability		(3,500)	(6,000)
Other current liabilities		(691,044)	(489,747)
Other current liabilities - related parties		(22,127)	(1,226)
Total current liabilities		(3,208,431)	(3,622,584)
Total liabilities		(5,816,630)	(5,543,201)
Total equity and liabilities		$ (4,004,729)	$ (4,292,210)

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.